Related Party Transactions (Table)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Summary of financial information of groups equity method investees
Summarized financial information of the MHFG Group’s equity method investees as of March 31, 2025 and 2026, and for each of the fiscal years ended March 31, 2024, 2025 and 2026, is as follows:

	2025	2026
	(in billions of yen)
Loans	6,978	7,049
Total assets	26,562	26,779
Deposits	700	569
Total liabilities	22,003	21,548
Total equity	4,559	5,231
Noncontrolling interests	26	34

	2024	2025	2026
	(in billions of yen)
Total interest and dividend income	958	962	1,019
Total interest expense	384	323	380
Provision (credit) for credit losses	83	83	70
Net interest income after provision (credit) for credit losses	490	556	569
Income before income tax expense	394	474	545
Net income	298	354	407